Principles of Consolidation - Schedule of Companies Direct Equity Investments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Light [member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in entities wholly owned directly or indirectly	49.99%